Statement of Cash Flows - Summary of Changes in Liabilities Incurred From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 124,768,508	₩ 84,940,016
Cash flows	12,118,685	38,631,168
Increase	253,495	109,019
Effect of exchange rate fluctuations and others	299,022	1,088,305
Ending balance	137,439,710	124,768,508
Borrowings and debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	120,605,365	80,529,513
Cash flows	12,692,924	39,193,815
Increase	0	0
Effect of exchange rate fluctuations and others	333,541	882,037
Ending balance	133,631,830	120,605,365
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,163,143	4,410,503
Cash flows	(574,239)	(562,647)
Increase	253,495	109,019
Effect of exchange rate fluctuations and others	(34,519)	206,268
Ending balance	₩ 3,807,880	₩ 4,163,143